Income Tax - Schedule of Reconciliation of Tax Expense (Parentheticals) (Details)	12 Months Ended
	Dec. 25, 2024	Dec. 25, 2023	Dec. 25, 2022
Schedule of Reconciliation of Tax Expense [Abstract]
At the effective income tax rate	0.00%	0.00%	1.00%